SEC File Nos. 333-129081
811-21825

AARP FUNDS

AARP CONSERVATIVE FUND

AARP MODERATE FUND

AARP AGGRESSIVE FUND

AARP INCOME FUND

AARP MONEY MARKET FUND

Supplement dated May 30, 2007 to the
Prospectus dated March 1, 2007

This Supplement updates information in the Prospectus dated March 1, 2007.  You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the AARP Financial Center toll-free at 1-800-958-6457 or visiting www.aarpfunds.com.

In the section of the Prospectus captioned “Policies Concerning Your Account and Transactions” on page 28, the first two bulleted points under “Policies about buying shares” are replaced in their entirety with the following:

•	When opening new accounts, we accept ONLY electronic transfers and checks (including bank drafts and cashier’s checks) in U.S. dollars, drawn on U.S. banks.

•	Sorry, but we DO NOT accept:
	•	starter checks
	•	cash
	•	travelers checks
	•	money orders
	•	credit or debit cards
	•	thirty party checks (except for IRA rollover checks)

- Please Retain This Supplement For Your Future Reference -